Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	$ 550,713	¥ 3,593,400	¥ 9,583,596	¥ 18,108,942
Depreciation		12,172,802	20,659,686	13,416,578
Income from equity in subsidiaries and VIEs	247,166	1,612,759	5,015,063	113,486,155
Changes in operating assets and liabilities:
Other current liabilities	(1,122,425)	(7,323,826)	(11,592,885)	12,567,773
Net cash provided by (used in) operating activities	82,063	535,459	(213,255,822)	(67,721,633)
Cash flows from investing activities:
Proceeds from disposal of Up Capital			33,999,151	218,171
Net cash used in investing activities	(4,969,882)	(32,428,482)	(365,663,454)	(40,881,690)
Cash flows from financing activities:
Exercise of options			29,636	3,267,210
Repurchase of shares	(1,085,839)	(7,085,100)
Dividend paid to Jupai shareholders				(126,355,510)
Net cash (used in) provided by financing activities	(1,085,839)	(7,085,100)	29,636	(121,429,521)
Effect of exchange rate changes	(2,466,151)	(16,091,630)	(11,369,704)	4,820,616
Cash and cash equivalents - beginning of year		711,205,698	1,298,565,042
Cash and cash equivalents - end of year	96,615,599	630,416,786	711,205,698	1,298,565,042
Parent Company
Cash flows from operating activities:
Net loss	(4,807,301)	(31,367,648)	(164,686,075)	(387,744,018)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	550,713	3,593,400	9,583,596	18,108,942
Depreciation			32,409	20,227
Income from equity in subsidiaries and VIEs	2,839,000	18,524,481	141,958,398	362,290,233
Changes in operating assets and liabilities:
Other current assets	(27,356)	(178,496)	(88,859)	222,416
Other non-current assets			418,307	(84,950)
Other current liabilities	(337,168)	(2,200,024)	1,826,388	431,312
Net cash provided by (used in) operating activities	(1,782,112)	(11,628,287)	(10,955,836)	(6,755,838)
Cash flows from investing activities:
Collection of loan to subsidiaries			647,137	5,572,843
Proceeds from disposal of Up Capital			33,999,151
Net cash used in investing activities			34,646,288	5,572,843
Cash flows from financing activities:
Exercise of options			29,636	3,267,210
Repurchase of shares	(1,085,839)	(7,085,100)
Dividend paid to Jupai shareholders				(126,355,510)
Net cash (used in) provided by financing activities	(1,085,839)	(7,085,100)	29,636	(123,088,300)
Effect of exchange rate changes	(267,890)	(1,747,974)	5,898,988	(12,762,126)
Net (decrease) increase in cash and cash equivalents	(3,135,841)	(20,461,361)	29,619,076	(137,033,421)
Cash and cash equivalents - beginning of year	6,136,952	40,043,612	10,424,536	147,457,957
Cash and cash equivalents - end of year	$ 3,001,111	¥ 19,582,251	¥ 40,043,612	¥ 10,424,536